ASSETS PLEDGED	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
ASSETS PLEDGED
16.  ASSETS PLEDGED

(in thousands of $)	2013	2012
Vessel, net	40,580	43,446
Restricted cash and investments	26,730	35,268
	67,310	78,714

The Term Notes are collateralized by a statutory first mortgage on the Vessel. Restricted cash and investments are also pledged to pay principal and interest on the Term Notes.